Financial risk management	12 Months Ended
Dec. 31, 2021
Financial risk management
Financial risk management

26.Financial risk management

The financial risks are managed centrally. The Company coordinates the access to national and international financial markets and considers and manages continuously the financial risks concerning the Company’s activities. These relate to the financial markets risk, credit risk, liquidity risk and currency risk. There are no other important risks, such as interest rate risk on borrowings, as the Company has no financial debt. The Company does not buy or trade financial instruments for speculative purposes.

Categories of financial assets and liabilities:

	Measurement category	Carrying amount
		At December 31,
(in thousands of $)		2021	2020 (*)	2019 (*)
Financial assets — non-current	FVTPL	$17,459	$6,307	$2,916
Financial assets — non-current	FVTOCI	35,710	—	—
Research and development incentive receivables — non-current	Amortised cost	32,707	20,626	9,624
Restricted cash — non-current	Amortised cost	1,707	1,509	708
Trade and other receivables	Amortised cost	38,221	6,978	31,585
Financial assets—current	FVTPL	73,052	130,290	804,099
Financial assets—current	Amortised cost	929,000	649,359	324,400
Research and development incentive receivables — current	Amortised cost	—	463	293
Cash and bank balances	Amortised cost	242,494	297,156	116,531
Cash equivalents	FVTPL	997,092	858,291	—
Cash equivalents	Amortised cost	95,090	61,356	255,631
Trade and other payables	Amortised cost	293,415	275,192	95,827

(*) The historical consolidated financial information for 2020 and 2019 presented in this disclosure note has been adjusted to present the breakdown of current financial assets that are measured at FVTPL and amortized cost.

The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature.

Financial assets held at fair value through profit or loss or OCI

Financial assets held at fair value through profit or loss or OCI consisted of equity instruments of listed and non-listed companies and money market funds.

The Company has no restrictions on the sale of these equity instruments and the assets are not pledged under any of its liabilities. These instruments are classified as financial assets held at fair value through profit or loss or OCI which qualify for:

●	Level 1 fair value measurement with respect to current financial assets and cash equivalents based upon the closing price (net asset value) of such securities at each reporting date.
●	Level 3 fair value measurement with respect to non-current financial assets.

The market price of these financial instruments might face fluctuations and might be affected by a variety of factors, such as the global economic situation. Current financial assets and cash equivalents include collective investment funds nominated in € and $ of which the underlying investments include bonds and other international debt securities. Based on the weighted average maturity of the underlying instruments, amongst others, these investments are either classified as current financial assets or cash equivalents.

The maximum exposure to credit risk is the carrying amount at reporting date.

The Company carried the following assets at fair value on December 31, 2021, 2020 and 2019 respectively:

	At December 31, 2021
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$35,710	$—	$17,459
Current financial assets	73,052	—	—
Cash Equivalents	997,092	—	—
Assets carried at fair value	$1,105,854	$—	$17,459

	At December 31, 2020 (*)
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$—	$—	$6,307
Current financial assets	130,290	—	—
Cash Equivalents	858,291	—	—
Assets carried at fair value	$988,581	$—	$6,307

(*) The historical consolidated financial information for 2020 presented in this disclosure note has been adjusted to correct for the amounts of current financial assets that are measured at fair value.

	At December 31, 2019 (*)
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$—	$—	$2,916
Current financial assets	804,099	—	—
Assets carried at fair value	$804,099	$—	$2,916

(*) The historical consolidated financial information for 2019 presented in this disclosure note has been adjusted to correct for the amounts of current financial assets that are measured at fair value.

During the disclosed calendar year, no transfers occurred between the applicable categories.

Non-current financial assets – Level 3

In March 2019, the Company entered into a license agreement with AgomAb Therapeutics NV for the use of HGF-mimetic SIMPLE Antibodies™, developed under the Company’s Immunology Innovative Program. In exchange for granting this license, the Company received a profit share in AgomAb Therapeutics NV.

In March 2021, AgomAb Therapeutics NV secured $74 million in Series B financing by issuing 286,705 of Preferred B Shares. The Company used the post-money valuation of Series B financing round and the number of outstanding shares in determining the fair value of the profit-sharing instrument, which results in a change in fair value of non-current financial assets of $11.2 million recorded through profit or loss. Since AgomAb Therapeutics NV is a private company, the valuation of the profit share is based on level 3 assumptions.

Non-current financial assets – Level 1

As part of the license agreement for the development and commercialization for efgartigimod in Greater China (see note 16 for further information), the Company obtained, amongst others, 568,182 newly issued Zai Lab shares calculated at a price of $132 per share. The fair value of the equity instrument at period-end is determined by reference to the closing price of such securities at each reporting date (classified as level 1 in the fair value hierarchy), resulting in a change in fair value. The Company made the irrevocable election to recognize subsequent changes in fair value through OCI.

Capital risk

The Company manages its capital to ensure that it will be able to continue as a going concern. The capital structure of the Company consists of equity attributed to the holders of equity instruments of the Company, such as capital, reserves and accumulated losses as mentioned in the consolidated statements of changes in equity. The Company makes the necessary adjustments in the light of changes in the economic circumstances, risks associated to the different assets and the projected cash needs of the current and projected research activities. On December 31, 2021, cash and cash equivalents amounted to $1,334.7 million and total capital amounted to $3,469 million. The current cash situation and the anticipated cash generation are the most important parameters in assessing the capital structure. The Company’s objective is to maintain the capital structure at a level to be able to finance its activities for at least twelve months. Cash income from existing and new partnerships is taken into account and, if needed and possible, the Company can issue new shares or enter into financing agreements.

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults. Concentrations in credit risk are determined based on an analysis of counterparties and their importance on the overall outstanding contractual obligations at year-end.

The Company has a limited number of collaboration and license partners and therefore has a significant concentration of credit risk. However, it has policies in place to ensure that credit exposure is kept to a minimum and significant concentrations of credit exposure are only granted for short periods of time to high credit quality collaboration partners.

The Company applied the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all receivables. To measure the expected credit losses, receivables have been grouped based on credit risk characteristics and the days past due. The provision for expected credit losses was not significant given that there have been no credit losses over the last three years and the high quality nature of our customers.

Cash and cash equivalents and current financial assets are invested with several highly reputable banks and financial institutions. The Company holds its cash and cash equivalents mainly with different banks which are independently rated with a minimum rating of ‘A-’. The Company also holds short term investment funds in the form of money market funds with a recommended investment horizon of 6 months or shorter but with a low historical volatility. These money market funds are highly liquid investments, can be readily convertible into a known amount of cash. Since they are a basket of funds there is no individual credit risk involved. The company has adopted a policy whereby money market funds must have an average rating of “BBB-“ or higher.

Liquidity risk

The Company manages liquidity risk by maintaining adequate reserves, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

The Company’s main sources of cash inflows are obtained through capital increases and collaboration agreements. This cash is invested in savings accounts, term accounts and short term investment funds in the form of money market funds. These money market funds represent the majority of the Company’s available sources of liquidity however since all of these are immediately tradable and convertible in cash they have a limited impact on the liquidity risk.

Interest rate risk

The only variable interest-bearing financial instruments are cash and cash equivalents and current financial investments. Changes in interest rates may cause variations in interest income and expense resulting from short-term interest-bearing assts. Management does not expect the short-term interest rates to decrease significantly in the immediate foreseeable future, which limits the interest exposure on our cash and cash equivalents and current financial assets.

For the year ended December 31, 2021, if applicable interest rates would increase/decrease by 25 basis points, this would have a positive/negative impact of $0.9 million (compared to $1.7 million for the year ended December 31, 2020 and $2.2 million for the year ended December 31, 2019).

Foreign exchange risk

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The Company is mainly exposed to the Euro, Japanese yen, British pound and Swiss franc. To limit this risk, the Company attempts to align incoming and outgoing cash flows in currencies other than USD.

The net exposure to exchange differences of the monetary assets (being cash, cash equivalents and current financial assets) of the Company at the end of the reporting period are as follows:

	At December 31,
(in thousands of $)	2021	2020	2019
EUR	591,887	703,016	578,483
JPY	6,316	264	856
GBP	1,237	48	4
CHF	727	2	1

On December 31, 2021, if the EUR/USD exchange rate would have increased/decreased by 10%, this would have had a negative/positive impact of $53.81 million, compared to $63.91 million and $52.6 million on December 31, 2020 and December 31, 2019, respectively. On December 31, 2021, if the exchange rate for other currencies would have increased/decreased by 10%, this would have had no significant impact.